                          MET INVESTORS SERIES TRUST

                        BLACKROCK HIGH YIELD PORTFOLIO

                        SUPPLEMENT DATED JUNE 21, 2007
                                      TO
                       PROSPECTUSES DATED APRIL 30, 2007

This Supplement is made as of June 21, 2007 to the Prospectuses of Met Investors Series Trust dated April 30, 2007.

Effective on June 15, 2007, the following replaces in its entirety the information appearing under the heading "MANAGEMENT -- The Advisers -- BlackRock Financial Management, Inc." in the Prospectuses:

BLACKROCK FINANCIAL MANAGEMENT, INC. ("BFM"), 40 East 52/nd/ Street, New York, New York 10022, is the Adviser to the BlackRock High Yield Portfolio of the Trust. BFM is a wholly-owned subsidiary of BlackRock, Inc. ("BlackRock"), one of the world's largest asset management firms with over $1 trillion in assets under management as of December 31, 2006.

   . The Portfolio is managed by a team of investment professionals at BlackRock. The lead members of the team are KEVIN J. BOOTH, Managing Director of BFM since 2006, and JAMES KEENAN, Director of BFM since 2004. JEFF GARY, Managing Director of BFM since 2003, and SCOTT AMERO, Managing Director of BFM since 1990, are also part of the Portfolio's management team.

   . Mr. Booth, CFA, is co-head of the high yield team within BlackRock's Fixed Income Portfolio Management Group. His primary responsibilities are managing portfolios and directing investment strategy. He specializes in hybrid high yield portfolios, consisting of leveraged bank loans, high yield bonds, and distressed obligations. Mr. Booth joined BFM following the merger with Merrill Lynch Investment Managers ("MLIM") in 2006. Prior to joining BFM, Mr. Booth was a Managing Director (Global Fixed Income) of MLIM in 2006, a Director from 1998 to 2006 and was a Vice President of MLIM from 1991 to 1998. He has been a portfolio manager with BlackRock or MLIM since 1992, and was a member of MLIM's bank loan group from 2000 to 2006.

   . Mr. Keenan, CFA, is co-head of the high yield team within BlackRock's Fixed Income Portfolio Management Group. His primary responsibilities are managing portfolios and directing investment strategy. Prior to joining BFM in 2004, Mr. Keenan was a senior high yield trader at Columbia Management Group from 2003 to 2004. Mr. Keenan began his investment career at UBS Global Asset Management where he held roles as a trader, research analyst and a portfolio analyst from 1998 through 2003.

   . Mr. Gary is a portfolio manager of the high yield team within BlackRock's Fixed Income Portfolio Management Group. Prior to joining BFM in 2003, he was a Managing Director and portfolio manager with AIG (American General) Investment Group.

   . Mr. Amero is co-head of BlackRock's fixed income portfolio management team, a member of the Management Committee and co-chair of the Fixed Income Investment Strategy Group. Mr. Amero is a senior strategist and portfolio manager with responsibility for overseeing all fixed income sector strategy and the overall management of client portfolios. Previously, he was the head of BlackRock's global fixed income research effort.

   . Mr. Gary and Mr. Amero have been portfolio managers of the Portfolio since 2006, and Mr. Booth and Mr. Keenan have been part of the portfolio management team since 2007.

Date: June 21, 2007

                          MET INVESTORS SERIES TRUST

                        BLACKROCK HIGH YIELD PORTFOLIO

                        SUPPLEMENT DATED JUNE 21, 2007
                                      TO
           STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2007

This Supplement is made as of June 21, 2007 to the Statement of Additional Information ("SAI") of Met Investors Series Trust dated April 30, 2007.

Effective on June 15, 2007, the following replaces in its entirety the information appearing in Appendix C to the SAI with respect to BlackRock High Yield Portfolio:

The Adviser has provided the Trust with the following information regarding the Portfolio's portfolio managers identified in the Trust's Prospectus. The tables below list the number of other accounts managed by each such portfolio manager as of December 31, 2006 within each of three categories: (A) registered investment companies, (B) other pooled investment vehicles, and (C) other accounts; as well as the total assets in the accounts managed within each category. For each category, the tables also list the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account. Below each table, the Adviser has provided a description of any material conflicts of interest that may arise in connection with each portfolio manager's management of the Portfolio's investments, on the one hand, and the investments of the other accounts, on the other. The Adviser has also provided a description of the structure of, and the method used to determine, the portfolio managers' compensation as of December 31, 2006. As of December 31, 2006, no portfolio manager identified in the Prospectus beneficially owned equity securities of the Portfolio for which he or she serves as portfolio manager.

                          Met Investors Series Trust
                             BlackRock High Yield
                                  Portfolio
                             BlackRock Financial
                               Management, Inc.
                               ----------------

 (a)(1) Portfolio Manager's
            Name               (a)(2) Number of other accounts managed within each category
  (as listed in Prospectus)    and the total assets in the accounts managed within each category
  -------------------------    -----------------------------------------------------------------
                                     (A)                    (B)
                                  Registered            Other Pooled
                                  Investment             Investment               (C)
                                  Companies               Vehicles           Other Accounts
                               ---------------------- --------------------- --------------------
                                Number                 Number                Number
                                  of       Total         of       Total        of      Total
                               Accounts    Assets     Accounts    Assets    Accounts   Assets
                               --------     -------   --------     -------  --------    -------
Kevin J. Booth                     7       $4.1           5       $2.2          3      $461
                                           billion                billion              million
Jeff Gary                         16       $6.6           6       $6.3         23      $3.5
                                           billion                billion              billion
Scott Amero                       41       $31.4         31       $7.8        281      $94.1
                                           billion                billion              billion
James Keenan                       9       $4.4           3       $486         18      $2.7
                                           billion                million              million

 (a)(1) Portfolio Manager's    (a)(3) For each of the categories in (a)(2) Number of accounts
            Name               and the total assets in the accounts with respect to which the
  (as listed in Prospectus)    advisory fee is based on the performance of the account
  -------------------------    --------------------------------------------------------------
                                     (A)                  (B)
                                 Registered           Other Pooled
                                 Investment            Investment              (C)
                                  Companies             Vehicles          Other Accounts
                               -------------------- -------------------- --------------------
                                Number               Number               Number
                                  of       Total       of      Total        of      Total
                               Accounts    Assets   Accounts   Assets    Accounts   Assets
                               --------    ------   --------    -------  --------    -------
Kevin J. Booth                   None       None       2       $559          3      $461
                                   million              million
Jeff Gary                        None       None       4       $1.7          5      $768
                                   billion              million
Scott Amero                      None       None       4       $1.6         24      $7.8
                                   billion              billion
James Keenan                     None       None       1       $348          3      $398
                                   million              million

(A)(4) DESCRIPTION OF ANY MATERIAL CONFLICTS

BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Portfolio, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Portfolio. In addition, BlackRock, its affiliates and any officer, director, stockholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Portfolio. BlackRock, or any of its affiliates, or any officer, director, stockholder, employee or any member of their families may take different actions than those recommended to the Portfolio by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock's (or its affiliates') officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Each portfolio manager also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for the Portfolio. In this connection, it should be noted that Messrs. Amero, Booth, Gary and Keenan currently manage certain accounts that are subject to performance fees. In addition, Messrs. Amero, Booth, Gary and Keenan assist in managing certain hedge funds and may be entitled to receive a portion of any incentive fees earned on such funds and a portion of such incentive fees may be voluntarily or involuntarily deferred. Additional portfolio managers may in the future manage other such accounts or funds and may be entitled to receive incentive fees.

As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted a policy that is intended to ensure that investment opportunities are allocated fairly and equitably among client accounts over time. This policy also seeks to achieve reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base.

(B) COMPENSATION

BlackRock's financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

BASE COMPENSATION. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm.

DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation, which can be a substantial portion of total compensation. Discretionary compensation can include a discretionary cash bonus as well as one or more of the following:

    LONG-TERM RETENTION AND INCENTIVE PLAN ("LTIP") -- The LTIP is a long-term incentive plan that seeks to reward certain key employees. The plan provides for the grant of awards that are expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Messrs. Amero, Booth, Gary and Keenan have received awards under the LTIP.

    DEFERRED COMPENSATION PROGRAM -- A portion of the compensation paid to each portfolio manager may be voluntarily deferred by the portfolio manager into an account that tracks the performance of certain of the firm's investment products. Each portfolio manager is permitted to allocate his deferred amounts among various options, including to certain of the firm's hedge funds and other unregistered products. In addition, prior to 2005, a portion of the annual compensation of certain senior managers, including Messrs. Amero,

    Booth and Gary was mandatorily deferred in a similar manner for a number of years. Beginning in 2005, a portion of the annual compensation of certain senior managers including Messrs. Amero, Booth and Keenan are paid in the form of BlackRock, Inc. restricted stock units which vest ratably over a number of years.

    OPTIONS AND RESTRICTED STOCK AWARDS -- While incentive stock options are not currently being awarded to BlackRock employees, BlackRock, Inc. previously granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also has a restricted stock award program designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Mr. Amero has been granted stock options in prior years, and Messrs. Amero and Gary participate in BlackRock's restricted stock program.

    INCENTIVE SAVINGS PLANS -- BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan
    (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. Company contributions follow the investment direction set by participants for their own contributions or absent, employee investment direction, are invested into a stable value fund. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Annual incentive compensation for each portfolio manager is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager's group within BlackRock, the investment performance, including risk-adjusted returns, of the firm's assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual's teamwork and contribution to the overall performance of these portfolios and BlackRock. Unlike many other firms, portfolio managers at BlackRock compete against benchmarks rather than each other. In most cases, including for the portfolio managers of the Portfolio, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Portfolio or other accounts are measured. A group of BlackRock, Inc.'s officers determines the benchmarks against which to compare the performance of funds and other accounts managed by each portfolio manager. With respect to the Portfolio's portfolio managers, such benchmarks include the following:

Portfolio Manager   Portfolio(s) Managed           Benchmarks Applicable to Each Manager
-----------------   -------------------- ---------------------------------------------------------
James Keenan, CFA     High Yield Bond    A combination of market-based indices (e.g., The Lehman
                                         Brothers U.S. Corporate High Yield 2% Issuer Cap Index),
                                         certain customized indices and certain fund industry peer
                                         groups.
Kevin J. Booth, CFA   High Yield Bond    A combination of market-based indices (e.g., The Lehman
                                         Brothers U.S. Corporate High Yield 2% Issuer Cap Index),
                                         certain customized indices and certain fund industry peer
                                         groups.

The group of BlackRock, Inc.'s officers then makes a subjective determination with respect to the portfolio manager's compensation based on the performance of the portfolios and other accounts managed by each portfolio manager relative to the various benchmarks. Senior portfolio managers who perform additional management functions within BlackRock may receive additional compensation in these other capacities.

(C) OWNERSHIP OF SECURITIES SEE ATTACHED LIST OF INSURANCE PRODUCTS OFFERED BY METLIFE.

                                                                                                            over
Portfolio Manager none $1-$10,000 $10,001-$50,000 $50,001-$100,000 $100,001-$500,000 $500,001-$1,000,000 $1,000,000
----------------- ---- ---------- --------------- ---------------- ----------------- ------------------- ----------
 Jeff Gary         X
 Kevin J. Booth    X
 Scott Amero       X
 James Keenan      X

Date: June 21, 2007